Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements of Operations (Unaudited) [Abstract]
Net revenues	$ 3,644,000	$ 4,122,000
Cost of revenues	2,253,000	2,496,000
Gross profit	1,391,000	1,626,000
Expenses:
Sales and marketing	715,000	656,000
Research and development	833,000	838,000
General and administrative	2,142,000	1,140,000
Gain on sale of product line	0	(2,000,000)
Total operating expenses	3,690,000	634,000
Income (Loss) from operations	(2,299,000)	992,000
Interest and other income (expense), net	0	3,000
Net income (loss)	$ (2,299,000)	$ 995,000
Per share data:
Basic and diluted net income (loss) per common share (in dollars per share)	$ (0.14)	$ 0.06
Weighted average common shares outstanding:
Basic (in shares)	16,662,891	16,515,846
Diluted (in shares)	16,662,891	16,520,275